Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		1.00%
Investment Maturity Date		Feb. 15, 2018
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		1.00%
Investment Maturity Date		May 15, 2018
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		1.00%
Investment Maturity Date		Aug. 15, 2018
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		1.25%
Investment Maturity Date		Nov. 15, 2018
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.75%
Investment Maturity Date	Feb. 15, 2019
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.875%
Investment Maturity Date	May 15, 2019
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.75%
Investment Maturity Date	Aug. 15, 2019
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	1.00%
Investment Maturity Date	Nov. 15, 2019
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 138,456,086	$ 150,502,788